Document and Entity Information	Sep. 15, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 15, 2020
Entity Registrant Name	COWEN INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34516
Entity Tax Identification Number	27-0423711
Entity Address, Address Line One	599 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	845-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001466538
Amendment Flag	false
Common Class A | The Nasdaq Global Market
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	COWN
Security Exchange Name	NASDAQ
2027 Notes | The Nasdaq Global Market
Entity Information [Line Items]
Title of 12(b) Security	7.35% Senior Notes due 2027
Trading Symbol	COWNZ
Security Exchange Name	NASDAQ
2033 Notes | The Nasdaq Global Market
Entity Information [Line Items]
Title of 12(b) Security	7.75% Senior Notes due 2033
Trading Symbol	COWNL
Security Exchange Name	NASDAQ